Entity-Wide Disclosures by Geographic Area (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Entity-Wide Disclosures by Geographic Area [Abstract]
Percentage of revenues moved from category Financing to Sales & Trading (FIC) on 2017 basis, more than:	95.00%
Infrastructure expenses relating to shareholder activities no longer allocated to segments, instead reported under Corporate & Other (C&O)	€ 422	€ 371
Increase of net interest income in CIB due to presentation of tax-exempt securities as fully taxable, offsetted by reversal in C&O	€ 42	€ 114	€ 126